WARRANT LIBILITY (Summary of the Warrants Activity) (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number
Outstanding at the beginning of the period	10,500,000
Granted
Forfeited
Exercised
Outstanding at the end of the period	10,500,000	10,500,000
Weighted Average Exercise Price
Outstanding at the beginning of the period	$ 3.02
Granted
Forfeited
Exercised
Outstanding at the end of the period	$ 3.02	$ 3.02
Weighted Average Remaining Contractual Life
Outstanding at the end of the period	2 years 2 months 12 days	2 years 8 months 12 days